Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	14.00%	17.00%	15.00%	11.00%